Borrowings - Details of Borrowings with Original Maturity over One Year (Parenthetical) (Detail)	Dec. 31, 2020	Apr. 27, 2020	Apr. 23, 2020	Mar. 05, 2020	Feb. 26, 2020	Feb. 12, 2020	Dec. 31, 2019	Oct. 18, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.44%	2.44%	3.00%	3.05%	3.12%		3.20%
Fixed interest rate at 1.20%~4.41%per annum as at December 31, 2020, with maturities through 2034 [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.20%						1.20%
Fixed interest rate at 1.20%~4.41%per annum as at December 31, 2020, with maturities through 2034 [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.41%						4.41%
Corporate bond - fixed bond rate at 2.95%-3.92% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%						2.95%
Corporate bond - fixed bond rate at 2.95%-3.92% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.92%						3.92%
Medium-term notes- fixed interest rate at 2.44%-3.28% [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.44%
Medium-term notes- fixed interest rate at 2.44%-3.28% [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.28%
Floating interest rates 90%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2020, with maturities through 2033 [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	90.00%						90.00%
Floating interest rates 90%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2020, with maturities through 2033 [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of benchmark interest rate	100.00%						100.00%